Income (Loss) Per Share - Income (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share [Abstract]
Net income (loss) attributable to stockholders' of Teekay Corporation	$ 11,367	$ (47,274)	$ 5,231	$ (46,208)
Weighted average number of common stock and common stock equivalents	70,393,531	69,231,419	70,142,301	69,043,639
Dilutive effect of stock-based compensation	921,098		1,000,062
Common stock and common stock equivalents	71,314,629	69,231,419	71,142,363	69,043,639
Earnings (loss) per common share:
Basic	$ 0.16	$ (0.68)	$ 0.07	$ (0.67)
Diluted	$ 0.16	$ (0.68)	$ 0.07	$ (0.67)